Consolidated Statements of Cash Flows € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Statement of cash flows [abstract]
Result for the period	€ (55,081)	€ (18,906)	€ (87,640)
Depreciation and amortization	4,850	4,336	3,485
Finance income excluding foreign currency (gains) losses	(187)	(10,587)	(47)
Finance expense	13,886	427	2,835
Share listing expense			58,523
Non-cash effective foreign currency gains	(35)	(9,928)
Stock compensation	1,451	2,767
Gain (loss) on disposal of property, plant, and equipment	5	21	55
Change in trade receivables not attributable to investing or financing activities	(1,616)	(6,716)	(10,540)
Change in inventories	5,382	(40,117)	6,737
Change in write-downs on inventories	8,093	(78)	1,834
Change in trade payables	6,117	3,689	785
Change in contract assets	6	967	654
Change in contract liabilities	(16,185)	17,387	(1,802)
Change in other investments and other assets	3,190	(872)	(2,577)
Change in other provisions	11,928	(845)	6,112
Change in other liabilities	692	(1,921)	2,870
Income tax expenses (benefits)	(3,141)	2,572	413
Interest received	187
Income taxes paid	(203)
Cash flow from operating activities	(20,659)	(57,805)	(18,304)
Purchase of property, plant, and equipment	(2,297)	(3,484)	(1,576)
Investments in intangible assets, including internally generated intangible asset	(7,623)	(7,586)	(4,009)
Interest received		196
Cash flow from investing activities	(9,920)	(10,874)	(5,585)
Proceeds from borrowings, shareholder contribution, and loans	12,033		26,409
Proceeds from issues of shares and other equity securities	6,741
Proceeds from the issue of warrants presented as financial liabilities	8,592
Repayment of loans and borrowings	(703)	(7,522)	(354)
Proceeds from issuance of shares to equity holders of the parent			265,372
Cash election by shareholders in lieu of shares			(84,112)
Transaction cost deducted from equity			(14,991)
Repayment of shareholder loans			(43,257)
Redemption of equity			(19,976)
Repayment of lease liabilities	(912)	(706)	(569)
Interest paid	(259)	(427)	(2,571)
Cash flow from financing activities	25,492	(8,655)	125,950
Net decrease (-) / increase in cash and cash equivalents	(5,087)	(77,334)	102,062
Net cash and cash equivalents at the beginning of the period	34,441	101,813	18
FX effects	(192)	9,962	(267)
Net cash and cash equivalents at the end of the period	€ 29,162	€ 34,441	€ 101,813